Additional Information of Expenses by Nature - Summary of Additional Information of Expenses by Nature (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Expense by nature [line items]
Other operating income and expenses	$ (368.4)	$ (12.0)	$ (333.4)	$ 710.0
Defined contribution plans	4,550.4		3,711.0	2,809.5
Defined benefit plans	208.6		192.5	204.9
Share -based payments	335.1		7.8	6.6
Depreciation of property, plant and equipment and right-of-use assets	428,498.2	13,944.0	414,187.7	324,538.4
Amortization of intangible assets	8,756.1	$ 284.9	8,207.2	7,186.2
Post-employment benefits	4,759.0		3,903.5	3,014.4
Depreciation of property, plant and equipment and right-of-use assets [member]
Expense by nature [line items]
Cost of revenue	399,638.8		386,103.9	299,311.4
Operating expenses	28,850.5		27,936.2	25,191.3
Other operating income and expenses	8.9		147.6	35.7
Amortization of intangible assets [member]
Expense by nature [line items]
Cost of revenue	6,086.3		5,574.3	4,837.7
Operating expenses	2,669.8		2,632.9	2,348.5
Employee benefits expenses [member]
Expense by nature [line items]
Cost of revenue	139,361.4		98,012.8	83,099.0
Operating expenses	100,100.6		66,934.3	57,718.4
Defined contribution plans	4,550.4		3,711.0	2,809.5
Defined benefit plans	208.6		192.5	204.9
Equity-settled	302.4		7.8	6.6
Cash-settled	32.7		0.0	0.0
Other employee benefits	234,367.9		161,035.8	137,796.4
Employee benefits expenses	$ 239,462.0		$ 164,947.1	$ 140,817.4